Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt
2026	$ 383,146
2027	216,538
2028	119,148
2029	28,111
2030	76,640
2031 and thereafter	136,050
Total	959,633	$ 909,653
Sale & Leaseback
Long-Term Debt
2026	20,258
2027	21,246
2028	22,345
2029	23,373
2030	24,515
2031 and thereafter	136,050
Total	247,787
Periodic repayment
Long-Term Debt
2026	78,685
2027	38,613
2028	17,979
2029	4,738
2030	4,738
Total	144,753
Balloon repayment
Long-Term Debt
2026	284,203
2027	156,679
2028	78,824
2030	47,387
Total	$ 567,093